Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Employee compensation and benefit plans, net	$ 31,207	$ 33,344
Fixed assets and other amortizable assets, net	38,489
Lease loss and other reserves	4,926	4,626
Tax credit and loss carryforwards	71,450	33,702
Less: Valuation allowance on tax credit and loss carryforwards	(31,274)	(8,867)
Total deferred tax assets	114,798	62,805
Deferred tax liabilities
Fixed assets and other amortizable assets, net		14,936
Valuation of investments, net	265	3,838
Tax credit and loss carryforwards	17,044	17,845
Total deferred tax liabilities	17,309	36,619
Net deferred tax assets	$ 97,489	$ 26,186